FINANCIAL RISK MANAGEMENT AND FAIR VALUES - LIQUIDITY RISK - Narrative (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL RISK MANAGEMENT AND FAIR VALUES [abstract]
Borrowings on unsecured basis due to standby credit facilities	¥ 387,748	¥ 361,852
Weighted average interest rate per annum	3.87%	3.40%
Outstanding borrowings under PRC financial institutions	¥ 21,236	¥ 56,567